Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Debt instrument, net of discount	$ 0	$ 5,694	$ 0
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, shares issued	9,515,000	15,000,000	15,000,000
Common stock, shares outstanding	9,515,000	15,000,000	15,000,000